The Disciplined Growth Investors Fund

Schedule of Investments

July 31, 2025

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.61%
Consumer Discretionary Products - 3.10%
Gentex Corp.	448,746	$11,855,869
SharkNinja, Inc.(a)	46,999	5,456,584
		17,312,453
Consumer Staple Products - 0.59%
Celsius Holdings, Inc.(a)	71,955	3,262,440

Health Care - 2.44%
Align Technology, Inc.(a)	58,575	7,556,761
Intuitive Surgical, Inc.(a)	10,230	4,921,550
Progyny, Inc.(a)	48,731	1,145,666
		13,623,977
Industrial Products - 10.05%
Cognex Corp.	445,376	18,157,980
Generac Holdings, Inc.(a)	60,496	11,777,966
Graco, Inc.	44,876	3,768,686
Proto Labs, Inc.(a)	263,775	11,373,978
Snap-on, Inc.	34,164	10,973,135
		56,051,745
Industrial Services - 3.50%
Alarm.com Holdings, Inc.(a)	278,579	15,218,771
Landstar System, Inc.	32,464	4,329,724
		19,548,495
Materials - 1.65%
Simpson Manufacturing Co., Inc.	25,455	4,567,391
Trex Co, Inc.(a)	72,559	4,661,190
		9,228,581
Media - 1.19%
Take-Two Interactive Software, Inc.(a)	29,804	6,638,245

Oil & Gas - 6.23%
Core Laboratories, Inc.	368,044	4,026,401
Coterra Energy, Inc.	624,472	15,230,872
Expand Energy Corp.	148,042	15,511,841
		34,769,114

	Shares	Value
Retail & Wholesale - Discretionary - 2.41%
Floor & Decor Holdings, Inc., Class A, Class A(a)	107,236	$8,218,567
Stitch Fix, Inc., Class A(a)	1,100,085	5,203,402
		13,421,969
Software & Tech Services - 7.54%
Akamai Technologies, Inc.(a)	172,698	13,178,585
Autodesk, Inc.(a)	37,883	11,482,716
DoubleVerify Holdings, Inc.(a)	197,999	3,033,345
Intuit, Inc.	11,710	9,193,872
Paychex, Inc.	14,215	2,051,651
SPS Commerce, Inc.(a)	28,775	3,132,590
		42,072,759
Tech Hardware & Semiconductors - 33.91%
Arista Networks, Inc.(a)	210,667	25,958,388
Dolby Laboratories, Inc., Class A	130,365	9,821,699
Garmin Ltd.	99,448	21,755,244
InterDigital, Inc.	78,182	20,186,592
IPG Photonics Corp.(a)	50,646	3,792,879
Microchip Technology, Inc.	254,815	17,222,946
Plexus Corp.(a)	127,102	16,205,505
Power Integrations, Inc.	159,247	7,726,664
Pure Storage, Inc., Class A(a)	404,911	24,100,303
Semtech Corp.(a)	200,015	10,220,767
Super Micro Computer, Inc.(a)	460,803	27,173,553
Viasat, Inc.(a)	309,039	5,077,511
		189,242,051
TOTAL COMMON STOCKS
(Cost $291,551,273)		405,171,829

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 19.95%
Aerospace & Defense - 0.54%
L3Harris Technologies, Inc., 06/01/34, 5.350%	$1,470,000	1,498,015
RTX Corp., 11/16/38, 4.450%	1,635,000	1,501,051
		2,999,066
Airlines - 0.22%
Southwest Airlines Co., 11/16/27, 3.450%	1,274,000	1,238,238

Banks - 0.48%
US Bancorp, 07/30/29, 3.000%	1,739,000	1,642,019
Wachovia Corp., 08/01/26, 7.574%(b)	1,015,000	1,043,916
		2,685,935

See Notes to Schedule of Investments.

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Chemicals - 0.28%
Dow Chemical Co., 11/01/29, 7.375%	$1,408,000	$1,544,340
DuPont de Nemours, Inc., 11/15/28, 4.725%	14,000	14,172
		1,558,512

Commercial Finance - 0.29%
GATX Corp., 09/15/33, 5.450%	1,585,000	1,612,836

Consumer Finance - 0.42%
American Express Co., 05/03/27, 3.300%	1,206,000	1,185,801
Capital One Financial Corp., 10/29/25, 4.200%	1,150,000	1,147,934
		2,333,735

Consumer Products - 0.23%
Clorox Co., 10/01/27, 3.100%	1,300,000	1,267,798

Consumer Services - 0.23%
Cintas Corp. No 2, 08/15/36, 6.150%	1,150,000	1,256,216

Diversified Banks - 0.79%
Bank of America Corp., 11/25/27, 4.183%	1,595,000	1,586,646
Citigroup, Inc., 03/05/38, 6.875%	1,370,000	1,546,022
JPMorgan Chase & Co., 12/15/26, 4.125%	1,290,000	1,285,511
		4,418,179
Electrical Equipment Manufacturing - 0.27%
Hubbell, Inc., 03/15/31, 2.300%	1,740,000	1,533,285

Exploration & Production - 0.22%
Devon Energy Corp., 12/15/25, 5.850%	1,200,000	1,201,833

Financial Services - 0.46%
Morgan Stanley, 11/24/25, 5.000%	1,030,000	1,030,661
Northern Trust Corp., 05/08/32, 3M CME Term SOFR + 1.131%(c)	1,560,000	1,511,032
		2,541,693

Description/Maturity Date/Rate	Principal Amount	Value
Food & Beverage - 0.52%
Hormel Foods Corp., 06/03/28, 1.700%	$1,400,000	$1,306,906
Keurig Dr Pepper, Inc., 03/15/34, 5.300%	1,575,000	1,610,619
		2,917,525
Health Care Facilities & Services - 0.57%
CVS Health Corp., 08/15/29, 3.250%	1,695,000	1,606,655
Quest Diagnostics, Inc., 11/30/33, 6.400%	1,455,000	1,592,168
		3,198,823
Industrial Other - 0.42%
Emerson Electric Co., 12/21/28, 2.000%	1,700,000	1,580,991
Fluor Corp., 09/15/28, 4.250%	774,000	762,241
		2,343,232
Integrated Oils - 0.28%
BP Capital Markets America, Inc., 09/11/33, 4.893%	1,593,000	1,590,923

Life Insurance - 0.22%
Principal Financial Group, Inc., 11/15/26, 3.100%	1,223,000	1,200,630

Mass Merchants - 0.29%
Costco Wholesale Corp., 04/20/30, 1.600%	1,820,000	1,618,796

Medical Equipment & Devices Manufacturing - 0.51%
Agilent Technologies, Inc., 03/12/31, 2.300%	1,865,000	1,648,624
GE HealthCare Technologies, Inc., 11/15/25, 5.600%	1,200,000	1,202,171
		2,850,795
Pharmaceuticals - 0.48%
Astrazeneca Finance LLC, 05/28/28, 1.750%	1,742,000	1,631,371
Bristol-Myers Squibb Co., 11/15/26, 6.800%	1,000,000	1,030,517
		2,661,888

See Notes to Schedule of Investments.

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
Pipelines - 1.83%
Eastern Energy Gas Holdings LLC, 11/15/29, 3.000%	$1,750,000	$1,631,311
El Paso Natural Gas Co. LLC, 11/15/26, 7.500%	1,000,000	1,034,428
Energy Transfer LP, 04/15/29, 5.250%	1,545,000	1,576,760
Enterprise Products Operating LLC, 07/31/29, 3.125%	1,690,000	1,612,720
MPLX LP, 08/15/30, 2.650%	1,793,000	1,625,747
ONEOK, Inc., 09/30/28, 6.875%	1,082,000	1,144,980
Williams Cos., Inc., 03/15/34, 5.150%	1,590,000	1,584,353
		10,210,299
Railroad - 0.29%
Union Pacific Corp., 02/05/30, 2.400%	1,770,000	1,626,226

Real Estate - 0.53%
Simon Property Group LP, 09/13/29, 2.450%	1,775,000	1,647,769
Welltower OP LLC, 03/15/29, 4.125%	1,349,000	1,335,528
		2,983,297
Refining & Marketing - 0.57%
Phillips 66, 12/15/30, 2.150%	1,878,000	1,651,214
Valero Energy Corp., 06/15/37, 6.625%	1,420,000	1,531,363
		3,182,577
Restaurants - 0.28%
Starbucks Corp., 11/15/28, 4.000%	1,570,000	1,554,229

Retail - Consumer Discretionary - 0.69%
Advance Auto Parts, Inc., 04/15/30, 3.900%	1,420,000	1,288,568
Amazon.com, Inc., 12/03/25, 5.200%	1,035,000	1,036,097
Lowe's Cos., Inc., 09/15/37, 6.650%	1,400,000	1,537,886
		3,862,551
Transportation & Logistics - 0.57%
FedEx Corp., 05/15/31, 2.400%	1,833,000	1,616,161
United Parcel Service, Inc., 01/15/38, 6.200%	1,430,000	1,545,407
		3,161,568

Description/Maturity Date/Rate	Principal Amount	Value
Utilities - 6.40%
Ameren Corp., 03/15/35, 5.375%	$1,500,000	$1,511,778
Appalachian Power Co., 04/01/31, 2.700%	1,494,000	1,341,136
Arizona Public Service Co., 08/01/33, 5.550%	1,510,000	1,552,734
Black Hills Corp., 10/15/29, 3.050%	1,754,000	1,641,974
CenterPoint Energy, Inc., 11/01/28, 4.250%	1,231,000	1,210,781
CMS Energy Corp., 08/15/27, 3.450%	1,333,000	1,307,544
Commonwealth Edison Co., 08/15/27, 2.950%	1,300,000	1,266,369
DTE Electric Co., 10/15/32, 6.350%	1,255,000	1,352,351
Duke Energy Carolinas LLC, 06/01/37, 6.100%	1,400,000	1,486,581
Entergy Louisiana LLC, 12/15/30, 1.600%	1,940,000	1,675,370
Interstate Power and Light Co., 04/01/29, 3.600%	1,620,000	1,574,195
National Rural Utilities Cooperative Finance Corp., 06/15/31, 1.650%	1,965,000	1,667,409
Nevada Power Co., 04/01/36, 6.650%	1,330,000	1,459,030
NextEra Energy Capital Holdings, Inc., 04/01/29, 3.500%	1,360,000	1,314,437
NiSource, Inc., 04/01/34, 5.350%	1,605,000	1,631,063
PPL Electric Utilities Corp., 08/15/37, 6.450%	987,000	1,086,625
Public Service Enterprise Group, Inc., 04/01/34, 5.450%	1,575,000	1,608,357
Puget Energy, Inc., 06/15/30, 4.100%	1,685,000	1,624,061
Southern Co., 07/01/36, 4.250%	1,530,000	1,396,059
Southwest Gas Corp., 06/15/30, 2.200%	1,850,000	1,659,094
Toledo Edison Co., 05/15/37, 6.150%	1,350,000	1,450,875
Virginia Electric and Power Co., 01/15/34, 5.000%	1,595,000	1,586,476
WEC Energy Group, Inc., 10/15/30, 1.800%	1,910,000	1,662,246
Xcel Energy, Inc., 12/01/29, 2.600%	1,770,000	1,636,278
		35,702,823
Waste & Environment Services & Equipment - 0.56%
Republic Services, Inc., 03/01/30, 2.300%	1,757,000	1,603,788
Waste Management, Inc., 07/15/28, 7.000%	1,413,000	1,524,066
		3,127,854
Wireless Telecommunications Services - 0.51%
AT&T, Inc., 03/01/29, 4.350%	1,582,000	1,577,951
Verizon Communications, Inc., 09/21/28, 4.329%	1,294,000	1,293,141
		2,871,092

TOTAL CORPORATE BONDS
(Cost $111,773,134)		111,312,454

See Notes to Schedule of Investments.

The Disciplined Growth Investors Fund

SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

Description/Maturity Date/Rate	Principal Amount	Value
FOREIGN CORPORATE BONDS - 2.03%
Diversified Banks - 0.68%
Bank of Nova Scotia, 02/02/26, 4.750%	$1,225,000	$1,226,295
Royal Bank of Canada, 01/27/26, 4.650%	1,251,000	1,250,546
Toronto-Dominion Bank, 06/03/26, 1.200%	1,340,000	1,304,255
		3,781,096
Exploration & Production - 0.28%
Canadian Natural Resources Ltd., 06/30/33, 6.450%	1,470,000	1,561,563

Metals & Mining - 0.27%
BHP Billiton Finance USA Ltd., 09/08/33, 5.250%	1,490,000	1,527,030

Pharmaceuticals - 0.28%
Pfizer Investment Enterprises Pte Ltd., 05/19/28, 4.450%	1,540,000	1,546,383

Pipelines - 0.52%
Enbridge, Inc., 03/08/33, 5.700%	1,538,000	1,593,735
TransCanada PipeLines Ltd., 08/15/38, 7.250%	1,164,000	1,309,420
		2,903,155
TOTAL FOREIGN CORPORATE BONDS
(Cost $11,338,595)		11,319,227

Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 5.02%
Treasury Bonds - 2.60%
08/15/28, 2.875%	5,530,000	5,370,364
11/15/34, 4.250%	9,200,000	9,144,656
		14,515,020
Treasury Notes - 2.42%
10/31/25, 0.250%	1,500,000	1,485,018
01/15/26, 3.875%	200,000	199,653
04/30/26, 4.875%	2,000,000	2,008,975
06/15/26, 4.125%	4,670,000	4,667,067

Maturity Date/Rate	Principal Amount	Value
Treasury Notes - 2.42% (Continued)
07/15/26, 4.500%	$5,100,000	$5,115,096
		13,475,809

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $27,816,114)		27,990,829

	Shares	Value
MONEY MARKET FUNDS - 0.12%
First American Treasury Obligations Fund, Class X, 4.220%(d)	681,622	681,622

TOTAL MONEY MARKET FUNDS
(Cost $681,622)		681,622

TOTAL INVESTMENTS - 99.73%
(Cost $443,160,738)		$556,475,961

Other Assets In Excess of Liabilities - 0.27%		1,523,590

NET ASSETS - 100.00%		$557,999,551

(a)	Non-income producing security.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2025.
(c)	Floating or variable rate security. The reference rate is described below. The rate in effect as of July 31, 2025 is based on the reference rate plus the displayed spread as of the securities last reset date.
(d)	Rate disclosed is 7-Day Yield as of July 31, 2025.

Investment Abbreviations:

CME – Chicago Mercantile Exchange

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

SOFR – Secured Overnight Financing Rate

Reference Rates:

3M CME Term SOFR as of July 31, 2025 was 4.30%

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

The Disciplined Growth Investors Fund

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. This report includes the Schedule of Investments for one series of the Trust, The Disciplined Growth Investors Fund (the “Fund”). The Fund’s investment objective is long-term capital growth and as a secondary objective, modest income with reasonable risk.

The Fund commenced operations on August 12, 2011, as series of Financial Investors Trust (the "Predecessor Fund"). On April 17, 2025, the Board of Trustees of Financial Investors Trust approved a tax-free reorganization wherein all of the assets and liabilities of the Predecessor Fund were acquired by the Fund at the close of business on July 11, 2025. The Predecessor Fund had investment objectives that were, in all material respects, the same as those of the Fund as described above. The Fund is a continuation of the Predecessor Fund, and therefore, the performance and financial history of the Predecessor Fund have been adopted by the Fund and will be used going forward.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

Investment Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund

NOTES TO SCHEDULE OF INVESTMENTS

July 31, 2025 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of July 31, 2025:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$405,171,829	$–	$–	$405,171,829
Corporate Bonds	–	111,312,454	–	111,312,454
Foreign Corporate Bonds	–	11,319,227	–	11,319,227
U.S. Treasury Obligations	–	27,990,829	–	27,990,829
Money Market Funds	681,622	–	–	681,622
Total	$405,853,451	$150,622,510	$–	$556,475,961

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, approximates fair value.

Securities Transactions: Securities transactions are recorded as of the trade date.